UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2013

1.804884.109

DTE-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,990	$ 4,990
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.08% 8/1/13, VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 8/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 8/2/13, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	12,800	12,800
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		49,345
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.06% 8/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	7,500	7,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.06% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.07% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.04% 8/7/13, VRDN (c)	3,500	3,500
		83,130
Arizona - 1.8%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 9,200	$ 9,200
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Series 2009 F, 0.05% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,100	11,100
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 8/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series WF 09 40C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 6,715	$ 6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		178,855
California - 3.8%
Belmont Redwood Shores CA School District Participating VRDN Series WF 11 105 C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,315	10,315
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.07% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B1, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,475	28,475
Participating VRDN:
Series DB 3294, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	900	900
Series Putters 3878 Q, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 8/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev. (North Peninsula Jewish Campus Proj.) 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	7,500	7,500
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 1,350	$ 1,350
Series ROC II R 11727, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.05% 8/1/13 (Liquidity Facility Citibank NA) (c)(f)	26,100	26,100
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 8/7/13, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 B, 0.08% 8/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,600	4,600
Series 2008 D, 0.07% 8/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,000	1,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	10,125	10,125
Santa Clara Elec. Rev. Series 2008 B, 0.04% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	23,800	23,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		373,385
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,420	21,420
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,500	6,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,425	22,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series WF 12 110C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,690	5,690
Colorado Univ. Co. Hosp. Auth. Rev. Series 2008 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,875	29,875
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.3% 8/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
		141,075
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	$ 3,800	$ 3,800
Series 2011 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.26% 8/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.21% 8/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		22,820
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.09% 8/7/13, LOC Freddie Mac, VRDN (c)	3,510	3,510
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Defenders of Wildlife Proj.) 0.13% 8/7/13, LOC Bank of America NA, VRDN (c)	5,505	5,505
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.06% 8/1/13, LOC Wells Fargo Bank NA, VRDN (c)	15,625	15,625
Series 1998 A Tranche II, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,000	3,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,925	$ 4,925
Series 2006 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		98,280
Florida - 3.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,705	2,705
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Gen. Oblig. Participating VRDN Series WF 12 87C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	$ 850	$ 850
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	6,900	6,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	7,700	7,700
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	17,870	17,870
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	8,400	8,400
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN:
Series ROC II 14003, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 11 118, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	26,080	26,080
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 8/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 25,985	$ 25,985
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,700	2,700
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Series 2010 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Series 2011 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
USF College of Medicine Health Facilities Series 2006 A1, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		341,730
Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.08% 8/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 8/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.06% 8/7/13, LOC Bank of Scotland PLC, VRDN (c)	$ 2,650	$ 2,650
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.08% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	45,590	45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,135	10,135
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.09% 8/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,030	72,030
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	13,650	13,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
		310,978
Hawaii - 0.3%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	3,900	3,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	$ 1,400	$ 1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series ROC II R 12325, 0.05% 8/1/13 (Liquidity Facility Citibank NA) (c)(f)	11,450	11,450
		30,460
Illinois - 6.8%
Chicago Board of Ed. Series 2000 B, 0.07% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig.:
Participating VRDN Series Solar 06 38, 0.11% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Series 2005 D2, 0.12% 8/1/13, LOC Northern Trust Co., VRDN (c)	7,900	7,900
Series 2007 F, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	8,800	8,800
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	31,400	31,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 8/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.15% 8/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	36,505	36,505
Series 2004 A3, 0.15% 8/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.06% 8/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 31,175	$ 31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,400	13,400
Series 2008 D, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,600	4,600
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,705	1,705
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.):
Series 2010 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Series 2010 D, 0.06% 8/1/13, LOC Union Bank NA, VRDN (c)	27,700	27,700
(Rockford Mem. Hosp. Proj.) 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Saint Xavier Univ. Proj.) Series 2008, 0.11% 8/7/13, LOC Bank of America NA, VRDN (c)	6,645	6,645
(Spertus Institute of Jewish Studies Proj.) 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	$ 14,840	$ 14,840
(Trinity Int'l. Univ. Proj.) Series 2009, 0.06% 8/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2011 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Series WF 11 125C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	22,300	22,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.04% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,000	2,000
Series 2007 A1, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.07% 8/1/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,300	6,300
Series MS 3215, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		667,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.6%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 2,000	$ 2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,505	11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.06% 8/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.16% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,100	29,100
Series 2008 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Series 2008 E, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,050	4,050
Series 2008 F, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
Series 2008 I, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Series 2008 J, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 A, 0.04% 8/7/13, LOC Northern Trust Co., VRDN (c)	11,790	11,790
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,740	11,740
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
(DePauw Univ. Proj.) Series 2008 B, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,900	$ 4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
Purdue Univ. Ctfs. of Prtn. Series 2011 A, 0.04% 8/7/13, VRDN (c)	5,450	5,450
Purdue Univ. Rev. Series 2007 C, 0.04% 8/7/13, VRDN (c)	12,835	12,835
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		254,605
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	4,820	4,820
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.06% 8/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 8/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
(Trinity Health Sys. Proj.) Series 2000 D, 0.04% 8/7/13, VRDN (c)	11,000	11,000
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.12% 8/1/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		47,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,000	$ 7,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,500	1,500
		8,500
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	14,530	14,530
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.08% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		45,330
Louisiana - 2.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,550	2,550
Series Solar 06 133, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	8,960	8,960
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,300	21,300
Series 2005 D, 0.05% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.04% 8/7/13, VRDN (c)	5,500	5,500
(C-Port LLC Proj.) Series 2008, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Christus Health Proj.) Series 2009 B2, 0.04% 8/7/13, LOC Bank of New York, New York, VRDN (c)	$ 6,500	$ 6,500
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 8/7/13, VRDN (c)	15,200	15,200
0.37% 8/7/13, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.05% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.05% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		218,060
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	5,300	5,300
(Villa Julie College, Inc. Proj.) Series 2005, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	9,030	9,030
		23,730
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,200	$ 1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.11% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.08% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,170	5,170
		49,405
Michigan - 0.9%
Grand Traverse County Hosp. Series 2011 B, 0.1% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,050	4,050
Series 2011 IIB, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,050	4,050
Series 2012 C, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	5,500	5,500
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.4% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	30,200	30,200
Participating VRDN Series ROC II R 11676, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
		86,125
Minnesota - 0.5%
Edina Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.07% 8/7/13, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	$ 15,950	$ 15,950
Oak Park Heights Multi-family Rev. 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,210	5,210
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.08% 8/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.08% 8/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		50,715
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		30,260
Missouri - 0.9%
Missouri Health & Edl. Facilities Series 2013 B, 0.1% 8/1/13, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.11% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	24,540	24,540
(DeSmet Jesuit High School Proj.) Series 2002, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
(Saint Louis Univ. Proj.) Series 2008 B1, 0.1% 8/1/13, LOC Bank of America NA, VRDN (c)	7,570	7,570
Participating VRDN:
Series EGL 07 0001, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.05% 8/7/13, VRDN (c)	6,400	6,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	$ 5,000	$ 5,000
St. Charles County Pub. Wtr. Sup Series 2011, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.04% 8/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		88,265
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,605	31,605
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,605
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Series ROC II R 11507, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 8/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.04% 8/7/13, LOC Union Bank NA, VRDN (c)	$ 10,700	$ 10,700
Series 2008 B, 0.05% 8/7/13, LOC Union Bank NA, VRDN (c)	41,550	41,550
Series 2009 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,100	28,100
Series 2009 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		178,520
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.24% 8/7/13, VRDN (c)	2,700	2,700
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	5,600	5,600
New Mexico - 2.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	209,660	209,660
New York - 8.1%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,620	14,620
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 8/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,000	21,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.24% 8/7/13, LOC Bank of America NA, VRDN (c)	11,000	11,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,460	3,460
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14045, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,000	$ 3,000
Series 2003 C4, 0.04% 8/7/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	9,775	9,775
Series 2004 A3, 0.05% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H3, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	13,000	13,000
Series 2004 H8, 0.05% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2008 J11, 0.13% 8/7/13 (Liquidity Facility KBC Bank NV), VRDN (c)	1,000	1,000
Series 2012 G3, 0.05% 8/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.05% 8/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.04% 8/7/13, LOC Freddie Mac, VRDN (c)	2,000	2,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.04% 8/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.07% 8/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,500	7,500
Series EGL 06 69 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series Putters 3496Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,945	$ 7,945
Series ROC II R 11635, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,440	5,440
Series 2001 B, 0.08% 8/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2003 C1, 0.05% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,205	2,205
Series C, 0.06% 8/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	8,400	8,400
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,500	17,500
(The New York Botanical Garden Proj.) Series 2009 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 8/7/13, LOC Bank of America NA, VRDN (c)	30,050	30,050
(Univ. of Rochester Proj.):
Series 2003 C, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,650	9,650
Series 2008 A1, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 96, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	6,455	6,455
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	14,000	14,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
(Clinton Park Hsg. Proj.) Series 2010 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,210	20,210
Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	1,000	1,000
Series 2009 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	16,900	16,900
Series 2011 A2, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,300	6,300
Series 2013 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Series 2003 M1, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	29,985	29,985
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.05% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	29,185	29,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, 0.05% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 12,735	$ 12,735
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.07% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series 2005 A2, 0.04% 8/7/13, LOC California Teachers Retirement Sys., VRDN (c)	2,900	2,900
Series 2005 A3, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,900	2,900
		786,460
North Carolina - 2.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,060	6,060
Series 2002 B, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	6,675	6,675
Series 2002 C, 0.06% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Series 2006 B, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	28,800	28,800
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	22,520	22,520
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,100	15,100
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.08% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,875	$ 5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.06% 8/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,610	1,610
Series Putters 3331, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,015	$ 7,015
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,270	5,270
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
Wake County Gen. Oblig.:
Series 2003 B:
0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	4,000	4,000
0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,900	1,900
Series 2003 C, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	2,000	2,000
		264,205
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.09% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	19,700	19,700
Series 2012 B, 0.05% 8/7/13, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	2,240	2,240
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 M, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 8/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,730	2,730
Lancaster Port Auth. Gas Rev. 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.24% 8/7/13, VRDN (c)	$ 6,200	$ 6,200
Series B, 0.13% 8/7/13, VRDN (c)	2,500	2,500
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.06% 8/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
		138,090
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 A, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,200	9,200
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.05% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,735	2,735
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		56,935
Pennsylvania - 3.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,000	5,000
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,440	1,440
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.06% 8/1/13, LOC Citibank NA, VRDN (c)	$ 24,700	$ 24,700
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 8/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,400	12,400
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.07% 8/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Series 2008 A2, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.09% 8/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,320	4,320
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.04% 8/7/13, LOC PNC Bank NA, VRDN (c)	14,600	14,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	6,645	6,645
Lower Merion School District Series 2009 B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	10,920	10,920
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 4050, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Keystone College Proj.) Series 2001 H5, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	$ 6,250	$ 6,250
(Marywood Univ. Proj.) Series 2005 A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.06% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 8/7/13, LOC Bank of America NA, LOC Royal Bank of Canada, VRDN (c)	80,800	80,800
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	16,000	16,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2012 B, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	3,000	3,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	805	805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		335,370
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 12,290	$ 12,290
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.08% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,700	4,700
(New England Institute of Technology Proj.) Series 2008, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		58,085
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 8/1/13, VRDN (c)	4,500	4,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,485
Tennessee - 1.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2003, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	$ 4,200	$ 4,200
Series 2004, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	1,825	1,825
Series 2005, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	12,500	12,500
Series 2008, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Series 2011 B, 0.04% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	16,825	16,825
Series 2004, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	13,950	13,950
Series 2006, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	5,900	5,900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		133,075
Texas - 3.6%
Austin Independent School District Participating VRDN Series Putters 3554, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 5,555	$ 5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,720	4,720
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,040	17,040
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,830	6,830
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.05% 8/7/13, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,890	1,890
Series 2008 B1, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	3,165	3,165
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hosp. District Rev. Series 2010, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,040	$ 4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series ROC II R 11885X, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,895	3,895
Series 2004 B3, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,500	20,500
Series 2004 B4, 0.05% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.08% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev. Series 2011 A, 0.06% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	9,750	9,750
Plano Independent School District Participating VRDN Series WF 12 3C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.07% 8/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.07% 8/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 17,500	$ 17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig.:
Participating VRDN Series SG 152, 0.06% 8/1/13 (Liquidity Facility Societe Generale) (c)(f)	1,800	1,800
Series 2012 A, 0.05% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,845	13,845
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,290	12,290
		352,415
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	10,200	10,200
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.05% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,800	3,800
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		33,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.2%
Albemarle County Indl. Dev. Auth. 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 5,400	$ 5,400
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 8/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.06% 8/7/13, LOC Bank of New York, New York, VRDN (c)	8,960	8,960
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.05% 8/7/13, VRDN (c)	1,250	1,250
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 D, 0.04% 8/7/13, VRDN (c)	6,000	6,000
Series 2003 F, 0.04% 8/7/13, VRDN (c)	13,550	13,550
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.05% 8/1/13, LOC Bank of New York, New York, VRDN (c)	1,300	1,300
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 8/7/13, LOC Bank of America NA, VRDN (c)	7,805	7,805
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,670	8,670
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,885	5,885
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		114,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 17,055	$ 17,055
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Series WF 11 38, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,950	9,950
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,325	3,325
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.1% 8/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.09% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Ctfs. of Prtn. Participating VRDN Series putters 4280Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,320	4,320
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,125	7,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Series Clipper 05 39, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,860	5,860
Series Putters 3856, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11924, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 1,000	$ 1,000
Series WF 11-16C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4728, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.07% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 8/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		178,820
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 11,945	$ 11,945
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		68,745
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN:
Series Solar 07 4, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Series WF 12 111C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.06% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,400	5,400
Participating VRDN:
ROC II R 11837, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.06% 8/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
		58,655
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.21% 8/7/13, VRDN (c)	2,200	2,200
Series 1994, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,281,088)		6,281,088
Other Municipal Debt - 29.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 1,700	$ 1,700
Alaska - 0.4%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	33,100	33,440
Alaska Indl. Dev. & Export Auth. Rev. Bonds:
(Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,391
Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,680	8,680
		43,511
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B1, 0.15% 9/16/13, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Series 2009, 0.13% 9/3/13, LOC Bank of America NA, CP	5,825	5,825
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,183
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.17% 8/13/13, CP	13,000	13,000
		62,848
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010:
4% 8/1/13	500	500
5% 8/1/13	4,785	4,785
		5,285
California - 6.0%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 9/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,180
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig. Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,048
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. Bonds: - continued
5% 3/1/14	$ 2,500	$ 2,569
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	7,625	7,716
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,455	8,455
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,797
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,758
Los Angeles Cmnty. College District Bonds Series 2013 F, 2% 8/1/13	7,000	7,000
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.17% 8/15/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
TRAN:
2% 2/28/14	41,900	42,342
2% 6/30/14	65,600	66,687
Los Angeles Gen. Oblig.:
Bonds Series 2011 A, 2.5% 9/1/13	3,405	3,412
TRAN:
2% 2/27/14	8,300	8,387
2% 5/1/14	66,100	67,003
2% 6/26/14	74,595	75,816
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.14% 9/12/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
0.14% 10/8/13, LOC Wells Fargo Bank NA, CP	3,080	3,080
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 10/10/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,579
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	5,800	5,825
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 L, 0.17% 8/2/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
Series 2013 L, 0.17% 8/12/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,727
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 7,990	$ 7,990
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	6,100	6,156
Series 2013 A2, 2% 6/30/14	9,700	9,861
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,546
San Francisco County Trans. Auth. Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,998
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14 (b)	13,600	13,764
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,459
		582,155
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,813
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.3% tender 8/21/13, CP mode	12,600	12,600
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,840
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,592
		19,032
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	3,275	3,301
5% 1/1/14	1,200	1,224
		4,525
District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.12% 10/23/13, LOC JPMorgan Chase Bank, CP	16,950	16,950
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.: - continued
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	$ 9,700	$ 9,700
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	4,800	4,800
		83,050
Florida - 2.4%
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,548
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,000	5,199
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14 (b)	5,600	5,687
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	6,095	6,358
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.11% 9/23/13, LOC JPMorgan Chase Bank, CP	8,174	8,174
0.12% 9/3/13, LOC JPMorgan Chase Bank, CP	7,530	7,530
0.13% 8/14/13, LOC JPMorgan Chase Bank, CP	6,542	6,542
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	2,400	2,431
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 8/1/13, LOC State Street Bank & Trust Co., Boston, CP	5,160	5,160
0.12% 9/26/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.13% 9/12/13, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.13% 9/19/13, LOC State Street Bank & Trust Co., Boston, CP	6,310	6,310
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,115
Series 2013 C1:
0.11% 9/3/13, CP	20,050	20,050
0.14% 9/5/13, CP	19,450	19,450
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	20,375	20,538
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,316
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 15,900	$ 15,900
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.16%, tender 2/26/14 (c)	4,800	4,800
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		227,783
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	23,300	23,477
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	4,700	4,767
Series 2004 C, 5.5% 7/1/14	9,735	10,208
Series 2007 E, 5% 8/1/13	2,100	2,100
Series 2009 E, 5% 7/1/14	5,000	5,220
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.18% tender 8/8/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,407
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.17% 8/8/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,800	5,800
		64,969
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,779
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,545	5,545
		7,324
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,404
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Palos Cmnty. Hosp. Proj.):
Series 2010 C, 0.16% tender 8/5/13, CP mode	14,000	14,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds: - continued
(Palos Cmnty. Hosp. Proj.):
Series 2012 H, 0.15% tender 10/3/13, CP mode	$ 5,900	$ 5,900
Series 2008 D, 4.5% 11/1/13	1,310	1,324
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	5,000	5,229
Series 2013, 2% 6/15/14	10,970	11,142
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	1,200	1,221
		43,616
Indiana - 0.1%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,015
Indianapolis Gas Util. Sys. Rev. 0.18% 8/7/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		7,115
Kansas - 0.3%
City of Lawrence BAN 1% 5/1/14 (b)	9,500	9,558
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.09% 9/1/13 (c)	2,600	2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	14,600	14,600
		26,758
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 8/6/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.22% tender 8/6/13, CP mode	6,500	6,500
		9,600
Maryland - 1.1%
Baltimore County Gen. Oblig.:
Bonds:
Series 2006, 5% 9/1/13	1,000	1,004
Series 2008, 5% 2/1/14	2,250	2,304
Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,110	7,110
Series 2011:
0.09% 8/13/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.11% 9/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011:
0.12% 8/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 14,750	$ 14,750
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	1,590	1,593
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	1,000	1,020
Maryland Gen. Oblig. Bonds Second Series, 5% 8/1/13	1,500	1,500
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,485
Series 2012 B, 2.5% 11/1/13	4,290	4,315
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,080
		103,811
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 8/8/13, CP mode	18,200	18,200
0.4% tender 8/8/13, CP mode	10,800	10,800
Series 1993 B, 0.45% tender 8/22/13, CP mode	3,950	3,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
		39,755
Michigan - 0.3%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,700	2,700
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 9/5/13, CP mode	6,600	6,600
0.14% tender 10/1/13, CP mode	23,053	23,053
		32,353
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 E. 4% 8/1/13	1,310	1,310
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	$ 4,245	$ 4,333
Univ. of Minnesota Rev. Series 2005 A, 0.1% 9/5/13, CP	5,400	5,400
		11,043
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,200	3,200
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(g)	2,305	2,305
		5,505
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,130
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.16% tender 8/5/13, LOC Bank of Nova Scotia, CP mode	5,100	5,100
		8,230
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.13% 8/19/13, CP	5,900	5,900
0.17% 8/1/13, CP	12,400	12,400
0.17% 8/5/13, CP	5,300	5,300
0.17% 8/6/13, CP	5,650	5,650
0.17% 8/15/13, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.12% 8/6/13, CP	7,500	7,500
0.14% 9/16/13, CP	7,000	7,000
0.14% 9/17/13, CP	12,000	12,000
0.14% 9/23/13, CP	6,600	6,600
0.15% 9/5/13, CP	3,500	3,500
		75,350
Nevada - 0.4%
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,655	7,655
Clark County School District Bonds:
Series 2013 B, 3% 6/15/14	5,015	5,136
5% 6/15/14	5,745	5,983
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	$ 2,000	$ 2,048
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.17% 8/5/13, LOC Wells Fargo Bank NA, CP	9,000	9,000
		37,822
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,732
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,815
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds Series 2013 A, 5% 7/1/14	5,985	6,248
New York - 0.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.13% 8/22/13, CP	40,000	40,000
Series 8, 0.14% 3/24/14, CP	6,400	6,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 11/5/13, CP	5,000	5,000
New York Pwr. Auth. Series 1:
0.11% 9/12/13, CP	5,650	5,650
0.17% 8/8/13, CP	9,017	9,017
		66,067
North Carolina - 0.7%
Charlotte Gen. Oblig. Series 2009, 0.18% 9/17/13 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
Guilford County Gen. Oblig. Bonds Series 2005 C, 4.5% 10/1/13	5,000	5,036
Mecklenburg County Gen. Oblig. Bonds:
Series 2009 A, 5% 8/1/13	3,455	3,455
Series 2013 A, 2% 12/1/13	3,030	3,048
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/14	1,000	1,019
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,070
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,110
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 10,675	$ 10,675
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	3,800	3,880
Series 2012 A, 2% 1/1/14	15,400	15,512
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,067
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,222
		64,971
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.17% tender 8/6/13, CP mode	3,000	3,000
Series 2008 B6:
0.16% tender 11/7/13, CP mode	10,000	10,000
0.17% tender 8/6/13, CP mode	15,000	15,000
		28,000
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.):
Series 2003 E:
0.1% tender 9/10/13, CP mode	10,000	10,000
0.14% tender 8/19/13, CP mode	8,000	8,000
Series 2003 F, 0.16% tender 8/6/13, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 8/6/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,684
		93,864
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,740	4,740
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,374
		9,114
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.3%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	$ 6,200	$ 6,247
Charleston County School District BAN 1% 5/8/14	5,900	5,937
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,789
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,000	1,020
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.35% tender 8/1/13, CP mode	7,100	7,100
		32,093
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	3,000	3,048
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,250
		5,298
Texas - 7.5%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,103
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.11% 8/19/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.11% 9/17/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,100	4,100
Austin Gen. Oblig. Bonds Series 2012 A, 3% 9/1/13	1,800	1,804
Austin Independent School District Bonds Series 2004, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,430
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,608
Harris County Gen. Oblig.:
Series 2013 A1, 0.16% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2013 D, 0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2013, 1% 2/28/14 (b)	6,100	6,129
Harris County Metropolitan Trans. Auth.:
Series 2013 A1:
0.17% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.18% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2013 A1:
0.19% 8/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 11,750	$ 11,750
Series 2013 A3, 0.15% 9/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	30,665	30,665
Houston Gen. Oblig.:
Series 2013 A, 0.13% 8/9/13, LOC Union Bank NA, CP	7,600	7,600
TRAN Series 2013, 2% 6/30/14	16,500	16,773
Houston Util. Sys. Rev. Bonds:
Series 2007 B, 5% 11/15/13	1,585	1,607
Series 2010 C, 5% 11/15/13	1,905	1,931
Series 2011 E, 5% 11/15/13	2,000	2,028
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,099
Lower Colorado River Auth. Rev.:
0.1% 9/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.11% 9/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.13% tender 9/11/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
0.14% tender 9/10/13, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	3,500	3,501
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 B, 2% 5/15/14	$ 1,875	$ 1,901
Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 2/26/14 (c)	3,200	3,200
Texas A&M Univ. Rev. Bonds Series 2013 A, 2% 5/15/14	3,575	3,626
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	2,610	2,610
4% 10/1/13	1,200	1,208
TRAN 2.5% 8/30/13	451,050	451,875
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.12% 9/12/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.14% 9/17/13, LOC Barclays Bank PLC, CP	6,400	6,400
0.14% 9/17/13, LOC Barclays Bank PLC, CP	7,700	7,700
0.18% 8/15/13, LOC Barclays Bank PLC, CP	3,700	3,700
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,209
Series 2007, 5% 4/1/14	1,000	1,032
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,906
Series 2002 A:
0.09% 9/16/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.14% 10/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.11% 9/4/13, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,388
		739,282
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Series 1997 B3, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.14% 9/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	$ 16,900	$ 16,957
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,497
		71,494
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 2/26/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.18%, tender 2/26/14 (c)	17,240	17,240
Series 2012 A, 0.14%, tender 2/26/14 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,209
Series 2009 A, 5% 2/1/14	2,610	2,673
Series 2010 B, 5% 9/1/13	4,490	4,508
Virginia Pub. School Auth. Bonds:
Series 1997 B:
5% 8/1/14	2,080	2,179
5.25% 8/1/13	5,675	5,675
Series 2003 B, 5% 8/1/13	5,265	5,265
Series 2006 A, 5% 8/1/14	5,135	5,381
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		79,865
Washington - 0.2%
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/14	1,500	1,536
Series 2013, 2% 7/1/14	3,025	3,075
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,118
Washington Gen. Oblig. Bonds:
Series 2004 C, 4.5% 1/1/14	3,400	3,461
Series 2005 B, 4% 1/1/14	700	711
Series 2012 B2, 4% 8/1/13	5,255	5,255
Series 2013 D, 2% 2/1/14	2,780	2,805
		17,961
Wisconsin - 0.8%
Madison Metropolitan School District TRAN 2% 9/4/13	3,000	3,005
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	$ 21,200	$ 21,315
Wisconsin Gen. Oblig.:
Bonds Series 1, 5% 5/1/14	1,600	1,657
Series 2005 A, 0.12% 8/6/13 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 2/26/14 (c)	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Aurora Health Care, Inc. Sys. Proj.) Series 2010 C, 0.14% tender 10/3/13, LOC Bank of America NA, CP mode	13,205	13,205
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B, 0.16% tender 8/5/13, CP mode	3,260	3,260
Series 2012 B, 2% 8/15/13	3,100	3,102
Wisconsin Trans. Rev.:
Series 1997, 0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		74,495
TOTAL OTHER MUNICIPAL DEBT (Cost $2,911,656)		2,911,656
Investment Company - 6.4%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.06% (d)(e) (Cost $620,368)	620,368,000	$ 620,368
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,813,112)		9,813,112
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(50,665)
NET ASSETS - 100%		$ 9,762,447
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,210,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Alaska Indl. Dev. & Export Auth. Rev. Bonds Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/17/11	$ 8,680
Baltimore County Gen. Oblig. Bonds Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11	$ 7,110
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Security	Acquisition Date	Cost (000s)
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 7,655
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,455
Georgia Gen. Oblig. Bonds Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11 - 2/2/12	$ 30,665
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 5,545
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 2,700
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Security	Acquisition Date	Cost (000s)
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 10/10/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 3,200
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 2,305
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/28/12	$ 10,675
Security	Acquisition Date	Cost (000s)
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,740
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,200
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,990
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 440
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $9,813,112,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2013

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.107

FTF-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,990	$ 4,990
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.08% 8/1/13, VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 8/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 8/2/13, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	12,800	12,800
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		49,345
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.06% 8/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	7,500	7,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.06% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.07% 8/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.04% 8/7/13, VRDN (c)	3,500	3,500
		83,130
Arizona - 1.8%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 9,200	$ 9,200
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Series 2009 F, 0.05% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,100	11,100
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.05% 8/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series WF 09 40C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 6,715	$ 6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		178,855
California - 3.8%
Belmont Redwood Shores CA School District Participating VRDN Series WF 11 105 C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,315	10,315
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.07% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B1, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,475	28,475
Participating VRDN:
Series DB 3294, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	900	900
Series Putters 3878 Q, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 8/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev. (North Peninsula Jewish Campus Proj.) 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	7,500	7,500
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 1,350	$ 1,350
Series ROC II R 11727, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.05% 8/1/13 (Liquidity Facility Citibank NA) (c)(f)	26,100	26,100
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 8/7/13, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 B, 0.08% 8/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,600	4,600
Series 2008 D, 0.07% 8/1/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	1,000	1,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	10,125	10,125
Santa Clara Elec. Rev. Series 2008 B, 0.04% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	23,800	23,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		373,385
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,420	21,420
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,500	6,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,425	22,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series WF 12 110C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,690	5,690
Colorado Univ. Co. Hosp. Auth. Rev. Series 2008 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,875	29,875
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.3% 8/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
		141,075
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	$ 3,800	$ 3,800
Series 2011 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.26% 8/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.21% 8/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		22,820
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.09% 8/7/13, LOC Freddie Mac, VRDN (c)	3,510	3,510
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Defenders of Wildlife Proj.) 0.13% 8/7/13, LOC Bank of America NA, VRDN (c)	5,505	5,505
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.06% 8/1/13, LOC Wells Fargo Bank NA, VRDN (c)	15,625	15,625
Series 1998 A Tranche II, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,000	3,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,925	$ 4,925
Series 2006 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		98,280
Florida - 3.5%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,705	2,705
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Gen. Oblig. Participating VRDN Series WF 12 87C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	$ 850	$ 850
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	6,900	6,900
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	7,700	7,700
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	17,870	17,870
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	8,400	8,400
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN:
Series ROC II 14003, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 11 118, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	26,080	26,080
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 8/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 25,985	$ 25,985
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,700	2,700
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Series 2010 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Series 2011 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
USF College of Medicine Health Facilities Series 2006 A1, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		341,730
Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.08% 8/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 8/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.06% 8/7/13, LOC Bank of Scotland PLC, VRDN (c)	$ 2,650	$ 2,650
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.08% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	45,590	45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,135	10,135
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.09% 8/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,030	72,030
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	13,650	13,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
		310,978
Hawaii - 0.3%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	3,900	3,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	$ 1,400	$ 1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series ROC II R 12325, 0.05% 8/1/13 (Liquidity Facility Citibank NA) (c)(f)	11,450	11,450
		30,460
Illinois - 6.8%
Chicago Board of Ed. Series 2000 B, 0.07% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig.:
Participating VRDN Series Solar 06 38, 0.11% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Series 2005 D2, 0.12% 8/1/13, LOC Northern Trust Co., VRDN (c)	7,900	7,900
Series 2007 F, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	8,800	8,800
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	31,400	31,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 8/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.15% 8/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	36,505	36,505
Series 2004 A3, 0.15% 8/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.06% 8/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 31,175	$ 31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,400	13,400
Series 2008 D, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,600	4,600
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,705	1,705
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.):
Series 2010 C, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
Series 2010 D, 0.06% 8/1/13, LOC Union Bank NA, VRDN (c)	27,700	27,700
(Rockford Mem. Hosp. Proj.) 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 8/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Saint Xavier Univ. Proj.) Series 2008, 0.11% 8/7/13, LOC Bank of America NA, VRDN (c)	6,645	6,645
(Spertus Institute of Jewish Studies Proj.) 0.07% 8/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	$ 14,840	$ 14,840
(Trinity Int'l. Univ. Proj.) Series 2009, 0.06% 8/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2011 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Series WF 11 125C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	22,300	22,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.04% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,000	2,000
Series 2007 A1, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.07% 8/1/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,300	6,300
Series MS 3215, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		667,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.6%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 2,000	$ 2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,505	11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.06% 8/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.16% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,100	29,100
Series 2008 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Series 2008 E, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	4,050	4,050
Series 2008 F, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
Series 2008 I, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Series 2008 J, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 A, 0.04% 8/7/13, LOC Northern Trust Co., VRDN (c)	11,790	11,790
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,740	11,740
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
(DePauw Univ. Proj.) Series 2008 B, 0.05% 8/7/13, LOC PNC Bank NA, VRDN (c)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,900	$ 4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
Purdue Univ. Ctfs. of Prtn. Series 2011 A, 0.04% 8/7/13, VRDN (c)	5,450	5,450
Purdue Univ. Rev. Series 2007 C, 0.04% 8/7/13, VRDN (c)	12,835	12,835
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,400	2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		254,605
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	4,820	4,820
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.06% 8/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 8/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
(Trinity Health Sys. Proj.) Series 2000 D, 0.04% 8/7/13, VRDN (c)	11,000	11,000
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.12% 8/1/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		47,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,000	$ 7,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,500	1,500
		8,500
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	14,530	14,530
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.08% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		45,330
Louisiana - 2.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,550	2,550
Series Solar 06 133, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	8,960	8,960
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,300	21,300
Series 2005 D, 0.05% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
Series 2008 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.04% 8/7/13, VRDN (c)	5,500	5,500
(C-Port LLC Proj.) Series 2008, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Christus Health Proj.) Series 2009 B2, 0.04% 8/7/13, LOC Bank of New York, New York, VRDN (c)	$ 6,500	$ 6,500
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 8/7/13, VRDN (c)	15,200	15,200
0.37% 8/7/13, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.05% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.05% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		218,060
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	5,300	5,300
(Villa Julie College, Inc. Proj.) Series 2005, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	9,030	9,030
		23,730
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,200	$ 1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.11% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.08% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,170	5,170
		49,405
Michigan - 0.9%
Grand Traverse County Hosp. Series 2011 B, 0.1% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,050	4,050
Series 2011 IIB, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,050	4,050
Series 2012 C, 0.05% 8/7/13, LOC Citibank NA, VRDN (c)	5,500	5,500
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.4% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	30,200	30,200
Participating VRDN Series ROC II R 11676, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
		86,125
Minnesota - 0.5%
Edina Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.07% 8/7/13, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	11,000	11,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)	$ 15,950	$ 15,950
Oak Park Heights Multi-family Rev. 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,210	5,210
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.08% 8/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.08% 8/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		50,715
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		30,260
Missouri - 0.9%
Missouri Health & Edl. Facilities Series 2013 B, 0.1% 8/1/13, LOC Bank of America NA, VRDN (c)	5,200	5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.11% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	24,540	24,540
(DeSmet Jesuit High School Proj.) Series 2002, 0.08% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
(Saint Louis Univ. Proj.) Series 2008 B1, 0.1% 8/1/13, LOC Bank of America NA, VRDN (c)	7,570	7,570
Participating VRDN:
Series EGL 07 0001, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.05% 8/7/13, VRDN (c)	6,400	6,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	$ 5,000	$ 5,000
St. Charles County Pub. Wtr. Sup Series 2011, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.04% 8/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		88,265
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,605	31,605
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,605
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Series ROC II R 11507, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 8/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.04% 8/7/13, LOC Union Bank NA, VRDN (c)	$ 10,700	$ 10,700
Series 2008 B, 0.05% 8/7/13, LOC Union Bank NA, VRDN (c)	41,550	41,550
Series 2009 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,100	28,100
Series 2009 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		178,520
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.24% 8/7/13, VRDN (c)	2,700	2,700
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	5,600	5,600
New Mexico - 2.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	209,660	209,660
New York - 8.1%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,620	14,620
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 8/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,000	21,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.24% 8/7/13, LOC Bank of America NA, VRDN (c)	11,000	11,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,460	3,460
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14045, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,000	$ 3,000
Series 2003 C4, 0.04% 8/7/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	9,775	9,775
Series 2004 A3, 0.05% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H3, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	13,000	13,000
Series 2004 H8, 0.05% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2008 J11, 0.13% 8/7/13 (Liquidity Facility KBC Bank NV), VRDN (c)	1,000	1,000
Series 2012 G3, 0.05% 8/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.05% 8/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.04% 8/7/13, LOC Freddie Mac, VRDN (c)	2,000	2,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.04% 8/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.07% 8/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,500	7,500
Series EGL 06 69 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series Putters 3496Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,945	$ 7,945
Series ROC II R 11635, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,440	5,440
Series 2001 B, 0.08% 8/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2003 C1, 0.05% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,205	2,205
Series C, 0.06% 8/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	8,400	8,400
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,500	17,500
(The New York Botanical Garden Proj.) Series 2009 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.04% 8/7/13, LOC Bank of America NA, VRDN (c)	30,050	30,050
(Univ. of Rochester Proj.):
Series 2003 C, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,650	9,650
Series 2008 A1, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 96, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	6,455	6,455
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	14,000	14,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
(Clinton Park Hsg. Proj.) Series 2010 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,210	20,210
Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	1,000	1,000
Series 2009 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	16,900	16,900
Series 2011 A2, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,300	6,300
Series 2013 A, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Series 2003 M1, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	29,985	29,985
New York Local Govt. Assistance Corp. Series 2008 B7V, 0.05% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	29,185	29,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, 0.05% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 12,735	$ 12,735
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.07% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.04% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series 2005 A2, 0.04% 8/7/13, LOC California Teachers Retirement Sys., VRDN (c)	2,900	2,900
Series 2005 A3, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,900	2,900
		786,460
North Carolina - 2.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,060	6,060
Series 2002 B, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	6,675	6,675
Series 2002 C, 0.06% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Series 2006 B, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	28,800	28,800
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	22,520	22,520
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,100	15,100
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.08% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,875	$ 5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.08% 8/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.06% 8/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,610	1,610
Series Putters 3331, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,015	$ 7,015
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,270	5,270
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
Wake County Gen. Oblig.:
Series 2003 B:
0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	4,000	4,000
0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,900	1,900
Series 2003 C, 0.05% 8/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	2,000	2,000
		264,205
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.09% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.08% 8/1/13, LOC Bank of America NA, VRDN (c)	19,700	19,700
Series 2012 B, 0.05% 8/7/13, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	2,240	2,240
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 M, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 8/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,730	2,730
Lancaster Port Auth. Gas Rev. 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.24% 8/7/13, VRDN (c)	$ 6,200	$ 6,200
Series B, 0.13% 8/7/13, VRDN (c)	2,500	2,500
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.06% 8/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
		138,090
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 A, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,200	9,200
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.05% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,735	2,735
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		56,935
Pennsylvania - 3.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,000	5,000
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,440	1,440
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.06% 8/1/13, LOC Citibank NA, VRDN (c)	$ 24,700	$ 24,700
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 8/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,400	12,400
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.07% 8/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Series 2008 A2, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.09% 8/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,320	4,320
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.04% 8/7/13, LOC PNC Bank NA, VRDN (c)	14,600	14,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	6,645	6,645
Lower Merion School District Series 2009 B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	10,920	10,920
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 4050, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Keystone College Proj.) Series 2001 H5, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	$ 6,250	$ 6,250
(Marywood Univ. Proj.) Series 2005 A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.06% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 8/7/13, LOC Bank of America NA, LOC Royal Bank of Canada, VRDN (c)	80,800	80,800
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	16,000	16,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2012 B, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (c)	3,000	3,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	805	805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.06% 8/7/13, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.07% 8/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		335,370
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 12,290	$ 12,290
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.08% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,700	4,700
(New England Institute of Technology Proj.) Series 2008, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.06% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		58,085
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 8/1/13, VRDN (c)	4,500	4,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,485
Tennessee - 1.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2003, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	$ 4,200	$ 4,200
Series 2004, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	1,825	1,825
Series 2005, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	12,500	12,500
Series 2008, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Series 2011 B, 0.04% 8/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	16,825	16,825
Series 2004, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	13,950	13,950
Series 2006, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	5,900	5,900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		133,075
Texas - 3.6%
Austin Independent School District Participating VRDN Series Putters 3554, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 5,555	$ 5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,720	4,720
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,040	17,040
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,830	6,830
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.06% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.05% 8/7/13, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,890	1,890
Series 2008 B1, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	3,165	3,165
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hosp. District Rev. Series 2010, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,040	$ 4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series ROC II R 11885X, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,895	3,895
Series 2004 B3, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,500	20,500
Series 2004 B4, 0.05% 8/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.08% 8/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev. Series 2011 A, 0.06% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	9,750	9,750
Plano Independent School District Participating VRDN Series WF 12 3C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.07% 8/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.07% 8/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 17,500	$ 17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig.:
Participating VRDN Series SG 152, 0.06% 8/1/13 (Liquidity Facility Societe Generale) (c)(f)	1,800	1,800
Series 2012 A, 0.05% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,845	13,845
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,290	12,290
		352,415
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	10,200	10,200
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.05% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,800	3,800
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		33,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.2%
Albemarle County Indl. Dev. Auth. 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 5,400	$ 5,400
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 8/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.06% 8/7/13, LOC Bank of New York, New York, VRDN (c)	8,960	8,960
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.05% 8/7/13, VRDN (c)	1,250	1,250
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 D, 0.04% 8/7/13, VRDN (c)	6,000	6,000
Series 2003 F, 0.04% 8/7/13, VRDN (c)	13,550	13,550
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.05% 8/1/13, LOC Bank of New York, New York, VRDN (c)	1,300	1,300
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 8/7/13, LOC Bank of America NA, VRDN (c)	7,805	7,805
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,670	8,670
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,885	5,885
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.08% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		114,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 17,055	$ 17,055
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Putters 2866, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Series WF 11 38, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	9,950	9,950
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,325	3,325
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.1% 8/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.09% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Ctfs. of Prtn. Participating VRDN Series putters 4280Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,320	4,320
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,125	7,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Series Clipper 05 39, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.07% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,860	5,860
Series Putters 3856, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11924, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 1,000	$ 1,000
Series WF 11-16C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4728, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.07% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 8/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.05% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		178,820
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.06% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 11,945	$ 11,945
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.06% 8/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		68,745
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN:
Series Solar 07 4, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Series WF 12 111C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.06% 8/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,400	5,400
Participating VRDN:
ROC II R 11837, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.06% 8/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
		58,655
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.21% 8/7/13, VRDN (c)	2,200	2,200
Series 1994, 0.06% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,281,088)		6,281,088
Other Municipal Debt - 29.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 1,700	$ 1,700
Alaska - 0.4%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	33,100	33,440
Alaska Indl. Dev. & Export Auth. Rev. Bonds:
(Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,391
Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,680	8,680
		43,511
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B1, 0.15% 9/16/13, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Series 2009, 0.13% 9/3/13, LOC Bank of America NA, CP	5,825	5,825
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,183
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.17% 8/13/13, CP	13,000	13,000
		62,848
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010:
4% 8/1/13	500	500
5% 8/1/13	4,785	4,785
		5,285
California - 6.0%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 9/12/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,180
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig. Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,048
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. Bonds: - continued
5% 3/1/14	$ 2,500	$ 2,569
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	7,625	7,716
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,455	8,455
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,797
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,758
Los Angeles Cmnty. College District Bonds Series 2013 F, 2% 8/1/13	7,000	7,000
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.17% 8/15/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
TRAN:
2% 2/28/14	41,900	42,342
2% 6/30/14	65,600	66,687
Los Angeles Gen. Oblig.:
Bonds Series 2011 A, 2.5% 9/1/13	3,405	3,412
TRAN:
2% 2/27/14	8,300	8,387
2% 5/1/14	66,100	67,003
2% 6/26/14	74,595	75,816
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.14% 9/12/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
0.14% 10/8/13, LOC Wells Fargo Bank NA, CP	3,080	3,080
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 10/10/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,579
Orange County Sanitation District Ctfs. of Prtn.:
BAN Series 2012 C, 2% 10/30/13	5,800	5,825
Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 L, 0.17% 8/2/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
Series 2013 L, 0.17% 8/12/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,727
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 7,990	$ 7,990
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	6,100	6,156
Series 2013 A2, 2% 6/30/14	9,700	9,861
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,546
San Francisco County Trans. Auth. Series 2004 A, 0.17% 9/12/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,998
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14 (b)	13,600	13,764
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,459
		582,155
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,813
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.3% tender 8/21/13, CP mode	12,600	12,600
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,840
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,592
		19,032
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	3,275	3,301
5% 1/1/14	1,200	1,224
		4,525
District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.17% tender 9/9/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.12% 10/23/13, LOC JPMorgan Chase Bank, CP	16,950	16,950
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.: - continued
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	$ 9,700	$ 9,700
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	4,800	4,800
		83,050
Florida - 2.4%
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,548
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,000	5,199
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14 (b)	5,600	5,687
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	6,095	6,358
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.11% 9/23/13, LOC JPMorgan Chase Bank, CP	8,174	8,174
0.12% 9/3/13, LOC JPMorgan Chase Bank, CP	7,530	7,530
0.13% 8/14/13, LOC JPMorgan Chase Bank, CP	6,542	6,542
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	2,400	2,431
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.12% 8/1/13, LOC State Street Bank & Trust Co., Boston, CP	5,160	5,160
0.12% 9/26/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.13% 9/12/13, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.13% 9/19/13, LOC State Street Bank & Trust Co., Boston, CP	6,310	6,310
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,115
Series 2013 C1:
0.11% 9/3/13, CP	20,050	20,050
0.14% 9/5/13, CP	19,450	19,450
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	20,375	20,538
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,316
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 15,900	$ 15,900
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.16%, tender 2/26/14 (c)	4,800	4,800
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		227,783
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	23,300	23,477
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	4,700	4,767
Series 2004 C, 5.5% 7/1/14	9,735	10,208
Series 2007 E, 5% 8/1/13	2,100	2,100
Series 2009 E, 5% 7/1/14	5,000	5,220
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.18% tender 8/8/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,407
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.17% 8/8/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,800	5,800
		64,969
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,779
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,545	5,545
		7,324
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,404
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Palos Cmnty. Hosp. Proj.):
Series 2010 C, 0.16% tender 8/5/13, CP mode	14,000	14,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds: - continued
(Palos Cmnty. Hosp. Proj.):
Series 2012 H, 0.15% tender 10/3/13, CP mode	$ 5,900	$ 5,900
Series 2008 D, 4.5% 11/1/13	1,310	1,324
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	5,000	5,229
Series 2013, 2% 6/15/14	10,970	11,142
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	1,200	1,221
		43,616
Indiana - 0.1%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,015
Indianapolis Gas Util. Sys. Rev. 0.18% 8/7/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		7,115
Kansas - 0.3%
City of Lawrence BAN 1% 5/1/14 (b)	9,500	9,558
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.09% 9/1/13 (c)	2,600	2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	14,600	14,600
		26,758
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 8/6/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.22% tender 8/6/13, CP mode	6,500	6,500
		9,600
Maryland - 1.1%
Baltimore County Gen. Oblig.:
Bonds:
Series 2006, 5% 9/1/13	1,000	1,004
Series 2008, 5% 2/1/14	2,250	2,304
Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,110	7,110
Series 2011:
0.09% 8/13/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.11% 9/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011:
0.12% 8/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 14,750	$ 14,750
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	1,590	1,593
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	1,000	1,020
Maryland Gen. Oblig. Bonds Second Series, 5% 8/1/13	1,500	1,500
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,485
Series 2012 B, 2.5% 11/1/13	4,290	4,315
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,080
		103,811
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 8/8/13, CP mode	18,200	18,200
0.4% tender 8/8/13, CP mode	10,800	10,800
Series 1993 B, 0.45% tender 8/22/13, CP mode	3,950	3,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
		39,755
Michigan - 0.3%
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,700	2,700
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 9/5/13, CP mode	6,600	6,600
0.14% tender 10/1/13, CP mode	23,053	23,053
		32,353
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 E. 4% 8/1/13	1,310	1,310
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	$ 4,245	$ 4,333
Univ. of Minnesota Rev. Series 2005 A, 0.1% 9/5/13, CP	5,400	5,400
		11,043
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,200	3,200
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(g)	2,305	2,305
		5,505
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,130
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.16% tender 8/5/13, LOC Bank of Nova Scotia, CP mode	5,100	5,100
		8,230
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.13% 8/19/13, CP	5,900	5,900
0.17% 8/1/13, CP	12,400	12,400
0.17% 8/5/13, CP	5,300	5,300
0.17% 8/6/13, CP	5,650	5,650
0.17% 8/15/13, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.12% 8/6/13, CP	7,500	7,500
0.14% 9/16/13, CP	7,000	7,000
0.14% 9/17/13, CP	12,000	12,000
0.14% 9/23/13, CP	6,600	6,600
0.15% 9/5/13, CP	3,500	3,500
		75,350
Nevada - 0.4%
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,655	7,655
Clark County School District Bonds:
Series 2013 B, 3% 6/15/14	5,015	5,136
5% 6/15/14	5,745	5,983
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	$ 2,000	$ 2,048
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.17% 8/5/13, LOC Wells Fargo Bank NA, CP	9,000	9,000
		37,822
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,732
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,815
New Mexico - 0.1%
New Mexico Severance Tax Rev. Bonds Series 2013 A, 5% 7/1/14	5,985	6,248
New York - 0.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.13% 8/22/13, CP	40,000	40,000
Series 8, 0.14% 3/24/14, CP	6,400	6,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 11/5/13, CP	5,000	5,000
New York Pwr. Auth. Series 1:
0.11% 9/12/13, CP	5,650	5,650
0.17% 8/8/13, CP	9,017	9,017
		66,067
North Carolina - 0.7%
Charlotte Gen. Oblig. Series 2009, 0.18% 9/17/13 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
Guilford County Gen. Oblig. Bonds Series 2005 C, 4.5% 10/1/13	5,000	5,036
Mecklenburg County Gen. Oblig. Bonds:
Series 2009 A, 5% 8/1/13	3,455	3,455
Series 2013 A, 2% 12/1/13	3,030	3,048
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/14	1,000	1,019
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,070
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,110
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 10,675	$ 10,675
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	3,800	3,880
Series 2012 A, 2% 1/1/14	15,400	15,512
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,067
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,222
		64,971
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.17% tender 8/6/13, CP mode	3,000	3,000
Series 2008 B6:
0.16% tender 11/7/13, CP mode	10,000	10,000
0.17% tender 8/6/13, CP mode	15,000	15,000
		28,000
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.):
Series 2003 E:
0.1% tender 9/10/13, CP mode	10,000	10,000
0.14% tender 8/19/13, CP mode	8,000	8,000
Series 2003 F, 0.16% tender 8/6/13, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 8/6/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,684
		93,864
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,740	4,740
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,374
		9,114
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.3%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	$ 6,200	$ 6,247
Charleston County School District BAN 1% 5/8/14	5,900	5,937
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,789
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,000	1,020
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.35% tender 8/1/13, CP mode	7,100	7,100
		32,093
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	3,000	3,048
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,250
		5,298
Texas - 7.5%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,103
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.11% 8/19/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.11% 9/17/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,100	4,100
Austin Gen. Oblig. Bonds Series 2012 A, 3% 9/1/13	1,800	1,804
Austin Independent School District Bonds Series 2004, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,430
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,608
Harris County Gen. Oblig.:
Series 2013 A1, 0.16% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2013 D, 0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2013, 1% 2/28/14 (b)	6,100	6,129
Harris County Metropolitan Trans. Auth.:
Series 2013 A1:
0.17% 9/19/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.18% 9/12/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2013 A1:
0.19% 8/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 11,750	$ 11,750
Series 2013 A3, 0.15% 9/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	30,665	30,665
Houston Gen. Oblig.:
Series 2013 A, 0.13% 8/9/13, LOC Union Bank NA, CP	7,600	7,600
TRAN Series 2013, 2% 6/30/14	16,500	16,773
Houston Util. Sys. Rev. Bonds:
Series 2007 B, 5% 11/15/13	1,585	1,607
Series 2010 C, 5% 11/15/13	1,905	1,931
Series 2011 E, 5% 11/15/13	2,000	2,028
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,099
Lower Colorado River Auth. Rev.:
0.1% 9/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
0.11% 9/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.13% tender 9/11/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
0.14% tender 9/10/13, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	3,500	3,501
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 B, 2% 5/15/14	$ 1,875	$ 1,901
Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 2/26/14 (c)	3,200	3,200
Texas A&M Univ. Rev. Bonds Series 2013 A, 2% 5/15/14	3,575	3,626
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	2,610	2,610
4% 10/1/13	1,200	1,208
TRAN 2.5% 8/30/13	451,050	451,875
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.12% 9/12/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.14% 9/17/13, LOC Barclays Bank PLC, CP	6,400	6,400
0.14% 9/17/13, LOC Barclays Bank PLC, CP	7,700	7,700
0.18% 8/15/13, LOC Barclays Bank PLC, CP	3,700	3,700
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,209
Series 2007, 5% 4/1/14	1,000	1,032
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,906
Series 2002 A:
0.09% 9/16/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.14% 10/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.11% 9/4/13, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,388
		739,282
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Series 1997 B3, 0.13% 8/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.14% 9/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	$ 16,900	$ 16,957
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,497
		71,494
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 2/26/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.18%, tender 2/26/14 (c)	17,240	17,240
Series 2012 A, 0.14%, tender 2/26/14 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,209
Series 2009 A, 5% 2/1/14	2,610	2,673
Series 2010 B, 5% 9/1/13	4,490	4,508
Virginia Pub. School Auth. Bonds:
Series 1997 B:
5% 8/1/14	2,080	2,179
5.25% 8/1/13	5,675	5,675
Series 2003 B, 5% 8/1/13	5,265	5,265
Series 2006 A, 5% 8/1/14	5,135	5,381
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		79,865
Washington - 0.2%
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/14	1,500	1,536
Series 2013, 2% 7/1/14	3,025	3,075
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,118
Washington Gen. Oblig. Bonds:
Series 2004 C, 4.5% 1/1/14	3,400	3,461
Series 2005 B, 4% 1/1/14	700	711
Series 2012 B2, 4% 8/1/13	5,255	5,255
Series 2013 D, 2% 2/1/14	2,780	2,805
		17,961
Wisconsin - 0.8%
Madison Metropolitan School District TRAN 2% 9/4/13	3,000	3,005
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	$ 21,200	$ 21,315
Wisconsin Gen. Oblig.:
Bonds Series 1, 5% 5/1/14	1,600	1,657
Series 2005 A, 0.12% 8/6/13 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 2/26/14 (c)	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Aurora Health Care, Inc. Sys. Proj.) Series 2010 C, 0.14% tender 10/3/13, LOC Bank of America NA, CP mode	13,205	13,205
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B, 0.16% tender 8/5/13, CP mode	3,260	3,260
Series 2012 B, 2% 8/15/13	3,100	3,102
Wisconsin Trans. Rev.:
Series 1997, 0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		74,495
TOTAL OTHER MUNICIPAL DEBT (Cost $2,911,656)		2,911,656
Investment Company - 6.4%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.06% (d)(e) (Cost $620,368)	620,368,000	$ 620,368
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,813,112)		9,813,112
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(50,665)
NET ASSETS - 100%		$ 9,762,447
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,210,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Alaska Indl. Dev. & Export Auth. Rev. Bonds Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/17/11	$ 8,680
Baltimore County Gen. Oblig. Bonds Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11	$ 7,110
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Security	Acquisition Date	Cost (000s)
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 7,655
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,455
Georgia Gen. Oblig. Bonds Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11 - 2/2/12	$ 30,665
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 5,545
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4300, 0.12%, tender 9/19/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13	$ 2,700
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Security	Acquisition Date	Cost (000s)
Keller Independent School District Bonds Series WF11 55 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Los Angeles Unified School District Bonds Series Putters 4290, 0.1%, tender 10/10/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Mississippi Gen. Oblig. Bonds Series WF 11 117C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 3,200
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 2,305
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/28/12	$ 10,675
Security	Acquisition Date	Cost (000s)
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,740
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,200
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,990
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 440
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $9,813,112,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Fund

July 31, 2013

1.964313.100

GVN-C-GVN-D-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 1.0%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 1.0%
U.S. Treasury Notes
12/31/13	0.09%	$ 25,000	$ 25,145
(Cost $25,145)
Government Agency Debt - 59.8%

Federal Agencies - 59.8%
Fannie Mae
8/20/13 to 8/5/15	0.10 to 0.18 (b)	585,000	586,440
Federal Farm Credit Bank
9/23/13 to 2/12/14	0.10 to 0.18	135,000	136,603
Federal Home Loan Bank
8/28/13 to 7/11/14	0.06 to 0.20	705,000	706,133
Freddie Mac
10/1/13 to 7/17/15	0.11 to 0.18 (b)	136,000	135,973
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,565,149)			1,565,149
Government Agency Repurchase Agreement - 40.8%
	Maturity Amount
In a joint trading account at:
0.08% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	$ 250,001	250,000
0.09% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	739,002	739,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With:
RBC Capital Markets Corp. at 0.06%, dated 7/23/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $32,130, 2.99% - 4.5%, 7/1/26 - 7/1/43)	$ 31,002	$ 31,000
UBS Securities LLC at 0.07%, dated 7/30/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $48,323, 2.5% - 3%, 12/15/38 - 12/1/42)	46,001	46,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,066,000)		1,066,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,656,294)		2,656,294
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(41,659)
NET ASSETS - 100%		$ 2,614,635
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$250,000 due 8/01/13 at 0.08%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 43,739
Wells Fargo Securities LLC	206,261
$ 250,000
$739,000 due 8/01/13 at 0.09%
Bank of America NA	$ 168,485
Bny Mellon Capital Mkts Llc	27,544
Commerz Markets LLC	142,516
Mizuho Securities USA, Inc.	244,179
Societe Generale	156,276
$ 739,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $2,656,294.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2013

1.804883.109

MM-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 47.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 6.1%
Australia & New Zealand Banking Group Ltd.
	8/16/13 to 8/23/13	0.22%	$ 66,000	$ 66,000
Bank of Montreal
	8/19/13	0.14	200,000	200,000
HSBC Bank PLC
	12/9/13	0.23	80,000	80,000
Mizuho Corporate Bank Ltd.
	8/9/13 to 9/3/13	0.27 to 0.28	50,000	50,000
National Australia Bank Ltd.
	8/16/13 to 10/7/13	0.20 to 0.22	769,000	769,000
				1,165,000
New York Branch, Yankee Dollar, Foreign Banks - 41.1%
Bank of Montreal
	8/14/13	0.19	47,000	47,000
Bank of Montreal Chicago CD Program
	9/6/13 to 9/25/13	0.18 to 0.37 (c)	315,000	315,000
Bank of Nova Scotia
	9/12/13 to 1/8/14	0.18 to 0.50 (c)	924,000	924,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	8/1/13 to 1/10/14	0.13 to 0.27 (c)	858,000	858,000
Canadian Imperial Bank of Commerce
	9/17/13 to 4/11/14	0.24 to 0.40 (c)	499,000	499,000
Credit Agricole CIB
	8/5/13	0.14	964,000	964,000
Credit Industriel et Commercial
	8/2/13 to 8/7/13	0.15	327,000	327,000
Credit Suisse
	10/29/13	0.25 (c)	101,000	101,000
Mitsubishi UFJ Trust & Banking Corp.
	8/19/13	0.25	102,000	102,000
Mizuho Corporate Bank Ltd.
	8/13/13 to 10/30/13	0.27 to 0.28	553,000	553,000
Natexis Banques Populaires New York Branch
	8/2/13 to 8/7/13	0.14	765,000	765,000
Royal Bank of Canada
	8/30/13 to 3/27/14	0.27 to 0.62 (c)	218,000	218,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Skandinaviska Enskilda Banken
	10/30/13	0.26%	$ 98,000	$ 98,000
Sumitomo Mitsui Banking Corp.
	8/1/13 to 1/15/14	0.12 to 0.31 (c)	809,000	809,000
Sumitomo Mitsui Trust Banking Corp.
	8/12/13 to 11/5/13	0.27 to 0.30	446,000	446,000
Svenska Handelsbanken, Inc.
	8/28/13 to 9/19/13	0.18 to 0.24	298,000	298,002
Toronto-Dominion Bank
	8/29/13 to 2/18/14	0.16 to 0.32 (c)	440,000	440,000
UBS AG
	10/31/13	0.32	157,000	157,000
				7,921,002
TOTAL CERTIFICATE OF DEPOSIT (Cost $9,086,002)				9,086,002
Financial Company Commercial Paper - 15.3%

Australia & New Zealand Banking Group Ltd.
	8/2/13 to 9/26/13	0.18 to 0.20	165,000	164,964
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	10/31/13	0.27	152,000	151,896
Barclays U.S. Funding Corp.
	9/26/13 to 10/2/13	0.23	312,000	311,881
Commonwealth Bank of Australia
	8/6/13 to 12/20/13	0.17 to 0.25	154,000	153,966
Credit Suisse
	9/3/13	0.27	65,000	64,984
DBS Bank Ltd. (Singapore)
	8/8/13 to 8/16/13	0.22	404,700	404,671
DNB Bank ASA
	8/1/13	0.25	79,000	79,000
General Electric Capital Corp.
	12/18/13 to 12/23/13	0.22	245,000	244,790
Lloyds TSB Bank PLC
	8/7/13	0.11	201,000	200,996
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires U.S. Finance Co. LLC
	8/6/13	0.14%	$ 198,000	$ 197,996
National Australia Funding, Inc.
	9/24/13	0.18	57,000	56,985
Oversea-Chinese Banking Corp. Ltd.
	8/5/13 to 8/16/13	0.23	80,618	80,613
Skandinaviska Enskilda Banken AB
	10/25/13 to 10/29/13	0.26	130,000	129,920
Svenska Handelsbanken, Inc.
	9/5/13	0.24	39,000	38,991
Swedbank AB
	9/5/13 to 9/27/13	0.24	344,000	343,907
Toronto Dominion Holdings (USA)
	9/27/13 to 11/18/13	0.23 to 0.24	80,000	79,953
Toyota Motor Credit Corp.
	9/5/13 to 9/11/13	0.25	71,000	70,982
United Overseas Bank Ltd.
	10/11/13 to 10/21/13	0.21	163,706	163,633
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,940,128)				2,940,128
Asset Backed Commercial Paper - 3.1%

Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	9/12/13	0.20	77,000	76,982
	9/23/13	0.20	69,000	68,980
	9/26/13	0.20	169,000	168,947
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	8/1/13	0.20	145,493	145,493
	8/13/13	0.20	40,059	40,056
	9/5/13	0.19	107,091	107,071
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $607,529)				607,529
Other Commercial Paper - 0.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse
(Cost $99,000)	12/5/13	0.29% (c)	$ 99,000	$ 99,000
Treasury Debt - 8.7%

U.S. Treasury Obligations - 8.7%
U.S. Treasury Bills
	12/26/13 to 6/26/14	0.09 to 0.16	294,000	293,794
U.S. Treasury Notes
	8/15/13 to 6/30/14	0.14 to 0.22	1,366,500	1,373,814
TOTAL TREASURY DEBT (Cost $1,667,608)				1,667,608
Other Note - 3.1%

Medium-Term Notes - 3.1%
Royal Bank of Canada
	8/30/13	0.39 (b)(c)	250,000	250,000
	9/6/13	0.38 (c)	176,000	175,997
Svenska Handelsbanken AB
	1/15/14 to 1/27/14	0.28 (b)(c)	166,000	166,000
TOTAL OTHER NOTE (Cost $591,997)				591,997
Variable Rate Demand Note - 0.5%

California - 0.0%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2006 F2, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
	8/7/13	0.03 (c)(d)	3,105	3,105
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, LOC JPMorgan Chase Bank, VRDN
	8/7/13	0.07 (c)	4,800	4,800
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	8/7/13	0.19 (c)	33,000	33,000
Variable Rate Demand Note - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Illinois - 0.1%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
	8/7/13	0.11% (c)(d)	$ 20,000	$ 20,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
	8/7/13	0.06 (c)	18,400	18,400
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
	8/7/13	0.05 (c)	20,290	20,290
TOTAL VARIABLE RATE DEMAND NOTE (Cost $99,595)				99,595
Government Agency Debt - 5.4%

Federal Agencies - 5.4%
Fannie Mae
	9/11/14 to 8/5/15	0.16 to 0.17 (c)(e)	209,000	208,935
Federal Home Loan Bank
	8/23/13 to 11/14/14	0.14 to 0.23 (c)	487,000	486,928
Freddie Mac
	6/26/15 to 7/17/15	0.18 (c)	355,000	354,931
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,050,794)				1,050,794
Other Instrument - 1.1%

Time Deposits - 1.1%
ING Bank NV
(Cost $204,000)	8/6/13	0.15	204,000	204,000
Government Agency Repurchase Agreement - 8.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	$ 49,938	$ 49,938
0.09% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) #	1,442,295	1,442,292
With ING Financial Markets LLC at 0.14%, dated:
6/3/13 due 8/2/13 (Collateralized by U.S. Government Obligations valued at $64,277,549, 4%, 2/1/42)	63,015	63,000
6/5/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $12,244,597, 3%, 3/1/43)	12,003	12,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,567,230)		1,567,230
Other Repurchase Agreement - 6.1%

Other Repurchase Agreement - 6.1%
With:
Credit Suisse Securities (USA) LLC at:
0.2%, dated 7/31/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $25,752,597, 0.68% - 4%, 1/25/18 - 6/25/43)	25,001	25,000
0.21%, dated 7/31/13 due 8/1/13 (Collateralized by Equity Securities valued at $62,642,127)	58,000	58,000
0.39%, dated 7/31/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $6,480,190, 6.5% - 8.5%, 6/1/18 - 1/15/28)	6,000	6,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $23,764,850, 0.33% - 5.81%, 11/15/19 - 11/3/51)	22,037	22,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $18,370,622, 0.33% - 7.7%, 5/15/27 - 6/25/47)	17,029	17,000
7/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $36,736,181, 0.28% - 5.95%, 4/15/19 - 11/3/51)	34,057	34,000
7/15/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $36,731,335, 0.33% - 7.17%, 3/15/19 - 11/3/51)	34,058	34,000
7/18/13 due 10/17/13 (Collateralized by Mortgage Loan Obligations valued at $36,729,808, 0.25% - 6%, 8/25/21 - 12/25/59)	34,058	34,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.68%, dated 5/20/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $77,866,702, 0.11% - 7.7%, 12/20/14 - 11/3/51)	$ 72,124	$ 72,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $35,705,140, 0.3% - 7.7%, 5/15/27 - 11/3/51)	33,123	33,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Mortgage Loan Obligations valued at $7,561,615, 0% - 6.59%, 4/15/22 - 1/25/47)	7,026	7,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $84,379,189, 0.01% - 5.75%, 6/11/17 - 4/7/52)	78,300	78,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $37,021,856)	34,112	34,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $35,938,828, 1.5% - 5.38%, 3/15/18 - 5/1/32)	33,068	33,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $31,545,878, 2.25%, 5/1/32)	29,062	29,000
0.65%, dated 5/10/13 due 10/29/13 (Collateralized by Corporate Obligations valued at $38,101,239, 1.5% - 3%, 10/1/17 - 8/1/31)	35,152	35,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 7/31/13 due 8/7/13 (Collateralized by U.S. Government Obligations valued at $107,120,051, 5.43% - 6.56%, 11/25/26 - 12/25/42)	104,004	104,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $37,811,302, 5.61% - 6.43%, 4/15/17 - 2/15/51)	35,071	35,000
0.65%, dated:
5/10/13 due 10/29/13 (Collateralized by Mortgage Loan Obligations valued at $324,481,041, 0.33% - 8.07%, 7/15/19 - 9/25/47)	301,305	300,000
5/31/13 due 10/29/13 (Collateralized by Mortgage Loan Obligations valued at $27,029,785, 2.38% - 7.31%, 4/25/33 - 2/12/44)	25,109	25,000
6/7/13 due 10/29/13 (Collateralized by Mortgage Loan Obligations valued at $58,378,403, 2.43% - 6.43%, 5/25/35 - 2/15/51)	54,239	54,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.65%, dated:
7/19/13 due 10/29/13 (Collateralized by Mortgage Loan Obligations valued at $89,659,440, 0.23% - 6.01%, 4/25/35 - 12/10/49)	$ 83,403	$ 83,000
RBC Capital Markets Co. at 0.21%, dated 7/30/13 due 8/6/13 (Collateralized by U.S. Government Obligations valued at $17,510,204, 0% - 6.26%, 6/25/26 - 6/20/43)	17,001	17,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,169,000)		1,169,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $19,082,883)		19,082,883
NET OTHER ASSETS (LIABILITIES) - 0.9%		168,524
NET ASSETS - 100%		$ 19,251,407
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,000,000 or 2.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,938,000 due 8/01/13 at 0.08%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 8,737
Wells Fargo Securities LLC	41,201
$ 49,938
$1,442,292,000 due 8/01/13 at 0.09%
BNP Paribas Securities Corp.	$ 135,365
Bank of America NA	347,821
Barclays Capital, Inc.	99,378
Citibank NA	135,515
Credit Agricole CIB New York Branch	271,030
Deutsche Bank Securities, Inc.	30,114
HSBC Securities (USA), Inc.	30,114
ING Financial Markets LLC	90,343
J.P. Morgan Securities, Inc.	45,172
Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,079
Morgan Stanley & Co., Inc.	21,080
RBC Capital Markets Corp.	66,252
Societe Generale	24,092
Wells Fargo Securities LLC	118,937
$ 1,442,292
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $19,082,883,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2013

1.804885.109

UST-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 39.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 39.0%
U.S. Treasury Bills
8/29/13 to 10/3/13	0.11 to 0.13%	$ 68,000	$ 67,992
U.S. Treasury Notes
8/15/13 to 6/30/14	0.04 to 0.22	2,073,200	2,081,922
TOTAL TREASURY DEBT (Cost $2,149,914)			2,149,914
Treasury Repurchase Agreement - 60.9%
	Maturity Amount (000s)
In a joint trading account at:
0.06% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 49,919	49,919
0.07% dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) #	2,257,562	2,257,558
With:
Barclays Capital, Inc. at:
0.07%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations valued at $584,551,277, 0.25% - 0.38%, 6/30/15 - 7/31/15)	573,001	573,000
0.09%, dated 6/28/13 due 8/27/13 (Collateralized by U.S. Treasury Obligations valued at $85,687,300, 0.13% - 2.75%, 8/15/13 - 2/15/19)	84,013	84,000
0.1%, dated 6/11/13 due 8/12/13 (Collateralized by U.S. Treasury Obligations valued at $83,651,856, 0.25% - 2.75%, 8/15/13 - 3/31/20)	82,014	82,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at 0.06%, dated 7/19/13 due 8/7/13 (Collateralized by U.S. Treasury Obligations valued at $148,737,284, 3.88% - 4.25%, 8/15/40 - 11/15/40)	$ 144,421	$ 144,402
RBS Securities, Inc. at 0.08%, dated 6/3/13 due 8/2/13 (Collateralized by U.S. Treasury Obligations valued at $172,402,719, 0.88% - 1%, 10/31/16 - 1/31/18)	169,023	169,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,359,879)		3,359,879
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,509,793)		5,509,793
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,315
NET ASSETS - 100%		$ 5,517,108
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,919,000 due 8/01/13 at 0.06%
Barclays Capital, Inc.	$ 13,944
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,760
UBS Securities LLC	26,215
$ 49,919
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,257,558,000 due 8/01/13 at 0.07%
Citibank NA	$ 306,721
Deutsche Bank Securities, Inc.	383,401
HSBC Securities (USA), Inc.	594,053
J.P. Morgan Securities, Inc.	107,352
Merrill Lynch, Pierce, Fenner & Smith, Inc.	145,235
Societe Generale	613,444
Wells Fargo Securities LLC	107,352
$ 2,257,558
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2013, the cost of investment securities for income tax purposes was $5,509,793,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013